12. OTHER CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Current Financial Assets
Schedule of other current financial assets
As at December 31,	2018	2017
Security deposits	$147	$2,275
Derivative assets (Note 27)	18,632	162
Other current financial assets	$18,779	$2,437